UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          United Kingdom

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title:  Limited Partner
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock             London, England              July 21, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $131,304
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2005


  COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGER   SOLE   SHARED   NONE

ACCREDITED HOME LENDERS HLDG      COM        00437P107     4,819    108,734  SH        SOLE        NONE      SOLE
AMERICREDIT CORP                  COM        03060R101     4,125    160,000  SH        SOLE        NONE      SOLE
ARBOR REALTY TRUST INC            COM        038923108     4,528    157,600  SH        SOLE        NONE      SOLE
CARNIVAL CORP                  PAIRED CTF    143658300     1,869      9,585      PUT   SOLE        NONE      SOLE
COUNTRYWIDE FINANCIAL CORP        COM        222372104     7,762    200,000  SH        SOLE        NONE      SOLE
FIDELITY NATIONAL FINL INC        COM        316326107     5,018    140,000  SH        SOLE        NONE      SOLE
FIRST AMERICAN CORP CALIF         COM        318522307     6,664    164,700  SH        SOLE        NONE      SOLE
FRIEDMAN BILLINGS RAMSEY         CL A        358434108     7,129    498,200  SH        SOLE        NONE      SOLE
GFI GROUP INC                     COM        361652209     8,759    246,798  SH        SOLE        NONE      SOLE
GREENHILL & CO INC                COM        395259104     3,123     76,500  SH        SOLE        NONE      SOLE
MAX RE CAPITAL LTD HAMILTON       SHS        G6052F103     5,336    234,541  SH        SOLE        NONE      SOLE
NEW CENTURY FINANCIAL CORP        COM        6435EV108     7,583    147,100  SH        SOLE        NONE      SOLE
ST PAUL TRAVELERS INC             COM        792860108     4,009    100,400  SH        SOLE        NONE      SOLE
TRANSOCEAN INC                    ORD        G90078109    60,581  1,116,500  SH        SOLE        NONE      SOLE


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